Cover	May 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2023
Entity File Number	000-54323
Entity Registrant Name	REDHAWK HOLDINGS CORP.
Entity Central Index Key	0001353406
Entity Tax Identification Number	20-3866475
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	204 Burgess Drive
Entity Address, City or Town	Broussard
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70518
City Area Code	(337)
Local Phone Number	269-5933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false